Stock options and warrants related to stock-based compensation (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Options Outstanding, Intrinsic Value	$ 975,000
Options Exercisable, Intrinsic Value	$ 16,000
Options Exercisable, Weighted-average remaining contractual term	6 years 5 months 16 days